Pay vs Performance Disclosure - USD ($) $ in Thousands	12 Months Ended
	Mar. 30, 2024	Mar. 25, 2023	Mar. 26, 2022
Pay vs Performance Disclosure
Net Income (Loss)	$ (4,631)	$ (7,432)	$ 1,287